SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 11, 2026, the date the financial statements were issued and has determined that there are no subsequent events that require disclosure in accordance with SEC regulations.